Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Basic and Diluted Earnings Per Share

	2021 pence	2020 pence	2019 pence

Basic earnings per share	87.6	115.5	93.9

Diluted earnings per share	86.6	114.1	92.6

Schedule of Numbers of Shares Earnings Per Share
The numbers of shares used in calculating basic and diluted earnings per share are reconciled below.

Weighted average number of shares in issue	2021 millions	2020 millions	2019 millions

Basic	5,003	4,976	4,947

Dilution for share options and awards	62	62	69

Diluted	5,065	5,038	5,016